RELATED PARTY TRANSACTIONS (Details) - USD ($)		3 Months Ended	4 Months Ended	9 Months Ended
	Dec. 01, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 06, 2021	Sep. 02, 2021
Promissory Notes with Related parties
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note						$ 300,000
Promissory note, outstanding		$ 0	$ 0	$ 0
Outstanding balance					$ 135,463
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 13,000		13,000
Expenses incurred		39,000	13,000	117,000
Administrative Support Agreement | Accounts payable and accrued expenses
RELATED PARTY TRANSACTIONS
Expenses incurred				13,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Proceeds held in trust account used to repay working capital loans				0
Amount of working capital loans which may be converted into warrants		1,500,000		1,500,000
Outstanding balance		$ 0	0	$ 0
Related Party Loans | Working Capital Loans
RELATED PARTY TRANSACTIONS
Amount of working capital loans which may be converted into warrants			$ 1,500,000
Price of warrant		$ 10.00	$ 10.00	$ 10.00
Outstanding balance			$ 0